Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (5,712,680)	$ 2,441,774	$ 3,460,462
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Provision for credit losses	505,795	(17,508)	92,358
Depreciation of property and equipment	284,125	328,563	322,737
Amortization of intangible assets	45,341	5,042	3,056
Amortization of operating lease right-of-use assets	36,150	30,271	39,257
Loss on sale of accounts receivable	1,097,204
Loss on sale of property and equipment	1,538,023
Deferred income tax	(269,962)	(342,875)	(145,967)
Share-based compensation	3,906,000
Changes in operating assets and liabilities:
Accounts receivable	(6,320)	529,647	(3,465,216)
Advances to suppliers	879,799	(907,610)	(507,412)
Inventories	(8,555,643)	(2,125,531)	(3,364,874)
Amounts due from/due to related parties	34,814	(350,582)	(369,642)
Prepaid expenses and other current assets	(802,008)	(47,884)	640,661
Other assets	185,799	(299,443)
Accounts payable	2,944,759	(2,565,379)	481,279
Deferred revenues	1,156,151	(385,941)	306,223
Income tax payable	(10)	616,111	860,995
Accrued expenses and other current liabilities	(146,238)	436,146	176,451
Operating lease liabilities		(80,098)	(60,046)
Net cash used in operating activities	(2,878,901)	(2,735,297)	(1,529,678)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(61,622)	(17,427)	(2,522,408)
Purchases of intangible assets	(1,991,345)		(73,343)
Loans to third parties	(989,999)	(553,649)	(599,689)
Collection of loans to third parties	602,969	297,863	239,876
Net cash used in investing activities	(2,439,997)	(273,213)	(2,955,564)
CASH FLOWS FROM FINANCING ACTIVITIES:
Contribution from shareholders		50,000	3,659,753
Net proceeds from initial public offering	4,187,707
Proceeds from short-term bank loans	5,597,217	5,501,882	1,980,196
Proceeds from long-term bank loans	415,841	117,650
Repayments of short-term bank loans	(4,366,328)	(2,595,228)	(681,588)
Repayments of long-term bank loans	(117,822)
Net cash provided by financing activities	5,716,615	3,074,304	4,958,361
Effect of exchange rate changes on cash	(33,246)	(839)	88,167
Net increase in cash and cash equivalents	364,471	64,955	561,286
Cash and cash equivalents at beginning of the year	658,154	593,199	31,913
Cash and cash equivalents at the end of the year	1,022,625	658,154	593,199
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Income taxes paid		3,058	3,773
Income taxes refund			4,702
Interest paid	183,156	120,602	52,740
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Addition of right-of-use assets	$ 72,220	$ 56,085